Liquidity risk - Schedule of Maturities of Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Customer deposits	£ 451,794	£ 441,953
Reverse repurchase agreements	37,760	37,702
Financial liabilities at fair value through profit or loss	4,630	5,255
Debt securities in issue at amortised cost	45,281	52,449
Lease liabilities	1,219	1,589
Subordinated liabilities	7,211	6,935	£ 6,593
Derivative financial instruments	5,787	4,307
Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	3,240	3,576
Customer deposits	452,711	442,965
Reverse repurchase agreements	38,859	40,202
Financial liabilities at fair value through profit or loss	6,992	6,095
Debt securities in issue at amortised cost	57,007	64,145
Lease liabilities	1,251	1,664
Subordinated liabilities	10,058	9,966
Total non-derivative financial liabilities	570,118	568,613
Derivative financial instruments	6,116	3,859
Net settled derivative liabilities	3,407	3,446
Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	27,603	27,126
Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	24,894	26,713
Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,709	413
Up to 1 month £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,769	1,776
Customer deposits	421,432	412,803
Reverse repurchase agreements	8,974	3,626
Financial liabilities at fair value through profit or loss	9	118
Debt securities in issue at amortised cost	1,363	1,386
Lease liabilities	23	13
Subordinated liabilities	23	23
Total non-derivative financial liabilities	433,593	419,745
Derivative financial instruments	3,249	3,261
Net settled derivative liabilities	3,043	3,013
Up to 1 month £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	7,535	2,890
Up to 1 month £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	7,329	2,642
Up to 1 month £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	206	248
1 to 3 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	342	947
Customer deposits	8,810	5,790
Reverse repurchase agreements	5,169	4,092
Financial liabilities at fair value through profit or loss	80	42
Debt securities in issue at amortised cost	7,812	6,651
Lease liabilities	64	69
Subordinated liabilities	681	58
Total non-derivative financial liabilities	22,958	17,649
Derivative financial instruments	251	141
Net settled derivative liabilities	0	0
1 to 3 months £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,934	2,145
1 to 3 months £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,683	2,004
1 to 3 months £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	251	141
3 to 12 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	504	241
Customer deposits	18,855	15,547
Reverse repurchase agreements	15,300	1,085
Financial liabilities at fair value through profit or loss	415	416
Debt securities in issue at amortised cost	5,422	14,283
Lease liabilities	237	242
Subordinated liabilities	522	238
Total non-derivative financial liabilities	41,255	32,052
Derivative financial instruments	544	211
Net settled derivative liabilities	21	51
3 to 12 months £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	7,476	11,374
3 to 12 months £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	6,953	11,214
3 to 12 months £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	523	160
1 to 5 years £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	520	611
Customer deposits	3,396	8,570
Reverse repurchase agreements	9,416	31,399
Financial liabilities at fair value through profit or loss	640	1,094
Debt securities in issue at amortised cost	31,428	30,893
Lease liabilities	554	754
Subordinated liabilities	3,973	4,548
Total non-derivative financial liabilities	49,927	77,869
Derivative financial instruments	681	2
Net settled derivative liabilities	57	65
1 to 5 years £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,956	6,549
1 to 5 years £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,332	6,612
1 to 5 years £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	624	(63)
Over 5 years £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	105	1
Customer deposits	218	255
Reverse repurchase agreements	0	0
Financial liabilities at fair value through profit or loss	5,848	4,425
Debt securities in issue at amortised cost	10,982	10,932
Lease liabilities	373	586
Subordinated liabilities	4,859	5,099
Total non-derivative financial liabilities	22,385	21,298
Derivative financial instruments	1,391	244
Net settled derivative liabilities	286	317
Over 5 years £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,702	4,168
Over 5 years £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,597	4,241
Over 5 years £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	£ 1,105	£ (73)